Summary of Significant Accounting Policies (Details) - Schedule of Financial Statement Amounts and Balances of the Consolidated Vies - VIEs [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current Assets:
Cash and cash equivalents		$ 678,691
Accounts receivable and contract assets, net		10,062
Prepayments and other assets		43,779
Amounts due from related parties		26,206,288
Total Current Assets		26,938,820
Property, equipment and software, net		28,698
Total Assets		26,967,518
Current Liabilities
Accrued expenses and other current liabilities		32,430
Taxes (benefit) payable		(12,624)
Total Current Liabilities		19,806
Total Liabilities		19,806
Net revenues	694	27,324	$ 311,725
Net loss	$ (12,479)	(348,806)	(11,527,588)
Net cash provided by (used in) operating activities		12,497	(559,973)	$ 5,613,401
Net cash (used in) investing activities				(1,455,547)
Net cash provided by (used in) financing activities		$ 213,879	$ (1,156,948)	$ (13,203,558)